Cost of Sales	9 Months Ended
Sep. 30, 2025
Cost of Sales [Abstract]
COST OF SALES
18	COST OF SALES

	For the nine months ended September 30,
	2024	2025	2025
	RM	RM	Convenience Translation USD
Purchases	5,817,548	15,105,501	3,588,347
Commissions	1,352,672	-	-
Marketing	1,837,487	3,311,278	786,602
Depreciation of plant and equipment	1,178,401	2,400,650	570,280
Software development	-	618,000	146,807
Server maintenance	13,339,291	24,942,592	5,925,169
Employee benefit expenses	1,897,108	2,057,167	488,684
Total	25,422,507	48,435,188	11,505,889